Annual Total Returns- Transamerica Global Equity (Retail Class) [BarChart] - Retail Class - Transamerica Global Equity - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(15.36%)	16.82%	16.52%	0.36%	(0.99%)	3.88%	26.54%	(10.40%)	21.22%	12.68%